GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 15 – GENERAL AND ADMINISTRATIVE EXPENSES:

	December 31, 2022	December 31, 2021	December 31, 2020
Professional services	1,105	1,089	1,257
Wages and salaries related	935	752	409
Travel expenses	223	-	65
Office and maintenance	145	116	120
Share based compensation	137	331	436
Insurance	60	102	101
Depreciation and amortization	35	28	16
Other	83	64	43
Total	2,723	2,482	2,447

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)